Nationwide Life Insurance Company: • Nationwide VLI Separate Account – 2 • Nationwide VLI Separate Account – 4 • Nationwide Provident VLI Separate Account – 1	Nationwide Life and Annuity Insurance Company • Nationwide Provident VLI Separate Account – A

Prospectus supplement dated March 4, 2010

to Prospectus dated May 1, 2009;

(NLAIC Options Premier; NLAIC Survivor Options Premier; NLIC Survivor Options Premier)
May 1, 2008, as supplemented January 4, 2010;

(BOA MSPVL; BOA MSPVL II)
May 1, 2008;

(NLAIC Options VL)
May 1, 2002;

(NLIC Special Product; NLIC Survivor Options Elite; NLIC Survivor Options Plus; NLAIC Survivor Options VL)
May 1, 2000

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective March 12, 2010, the following sub-account has merged into a new sub-account as indicated below:

Old Sub-account	Merged Sub-account
Federated Variable Insurance Series – Federated Clover Value Fund II: Primary Shares	Federated Insurance Series – Federated Capital Appreciation Fund II: Primary Shares

For further information or forms, please contact Nationwide at:

Nationwide Life Insurance Company
One Nationwide Plaza, RR1-04-F4
Columbus, Ohio 43215
1-800-848-6331
TDD: 1-800-238-3035